Income Taxes - Income (loss) before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
U.S.					$ (28,573)	$ (147,196)
International					3,897	786
Loss before income taxes	$ (13,446)	$ (4,686)	$ (27,053)	$ (18,321)	$ (24,676)	$ (146,410)